Other disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Credit risk
Summary of fair values of financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2021 and 31 December 2020, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2021			31-12-2020
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	46,807	55,985	102,792	46,379	68,566	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	2,129	2,709	4,838	1,756	2,730	4,486
Financial assets at fair value through profit and loss	2,243	54,243	56,486	2,509	46,208	48,717
Financial assets at fair value through other comprehensive income	86,515	27,990	114,505	91,771	29,182	120,953
Hedging derivatives (assets)	—	5,430	5,430	—	8,325	8,325
Financial liabilities held for trading	12,862	56,120	68,982	9,863	71,304	81,167
Financial liabilities designated at fair value through profit or loss	3,451	50,680	54,131	2,118	45,920	48,038
Hedging derivatives (liabilities)	—	6,573	6,573	—	6,869	6,869
Liabilities under insurance contracts	—	1,014	1,014	—	910	910

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2021 and 31 December 2020:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2021(*)		Fair values calculated using internal models at 31-12-2020 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	137,823	8,534	146,468	8,543
Financial assets held for trading	55,374	611	67,826	740
Credit institutions	—	—	3	—	Present value method	Yield curves, FX market prices
Customers (**)	265	—	296	—	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	1,214	22	1,453	10	Present value method	Yield curves, FX market prices
Derivatives	53,895	589	66,074	730
Swaps	44,666	233	54,488	272	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	451	33	696	22	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,429	185	3,129	241	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	501	—	1,069	—	Present value method	Yield curves, FX market prices
Index and securities options	667	66	554	94	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity.
Other	5,181	72	6,138	101	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others.
Hedging derivatives	5,430	—	8,325	—
Swaps	5,150	—	6,998	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	24	—	25	—	Black-Scholes Model	Yield curves, FX market prices, Volatility surfaces, Liquidity
Other	256	—	1,302	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,240	1,469	1,796	934
Equity instruments	428	1,053	984	505	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	657	150	555	134	Present value method	Yield curves
Loans and receivables (**)	155	266	257	295	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	53,765	478	45,559	649
Central banks	4,881	—	9,481	—	Present value method	Yield curves, FX market prices
Credit institutions	23,910	—	11,973	163	Present value method	Yield curves, FX market prices
Customers (****)	24,916	17	24,102	19	Present value method	Yield curves, FX market prices, HPI
Debt instruments	58	461	3	467	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	22,014	5,976	22,962	6,220
Equity instruments	74	1,064	75	1,223	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	18,403	244	18,410	206	Present value method	Yield curves, FX market prices
Loans and receivables	3,537	4,668	4,477	4,791	Present value method	Yield curves, FX market prices and Credit curves
LIABILITIES	113,764	623	124,098	905
Financial liabilities held for trading	55,864	256	71,009	295
Derivatives	51,846	256	63,920	295
Swaps	42,360	57	51,584	81	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	530	23	724	1	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,050	36	4,226	49	Black-Scholes Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	657	132	456	97	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	242	—	1,054	2	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends
Other	5,007	8	5,876	65	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	4,018	—	7,089	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	6,573	—	6,869	—
Swaps	5,247	—	5,821	—	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	11	—	13	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	1,315	—	1,035	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	50,313	367	45,310	610	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	1,014	—	910	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while Level 3 internal models uses significant inputs that are not observable in market data.
(**)    Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(***)    Includes credit risk derivatives with a negative net fair value of EUR -3 and EUR -4 million recognised in the interim condensed consolidated balance sheet 30 June 2021 and 31 December 2020. These assets and liabilities are measured using the Standard Gaussian Copula Model.
(****)    Includes residential mortgages to financial institutions in the United Kingdom (which are regulated and partly financed by the Government). The fair value of these loans has been obtained using observable market variables, including current market transactions of similar amount and guarantees provided by the UK Housing Association. Given that the Government is involved in these entities, credit risk spreads have remained stable and homogeneous in this sector. The results arising from the valuation model are contrasted against current market transactions.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 30 June 2021, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Held for trading (Assets)
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.73%	—	—
CCS	Discounted Cash Flows	Interest rate	-0.7%-0.7%	0.66%	(0.19)	0.19
CCS	Forward estimation	Interest rate	3bp - 4bp	0.83%	(0.05)	0.06
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.72)	0.31
EQ Options	EQ option pricing model	Volatility	0%- 90%	61.20%	(0.32)	0.67
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(2.11)	2.11
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.83)	0.66
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.36)	0.65
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	-100%-50%	83.33%	(0.68)	0.34
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.43)	0.22
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(0.99)	0.64
IR Options	IR option pricing model	Volatility	0% - 100%	60.47%	(0.27)	0.41
IRS	Asset Swap model	Interest rate	0% - 15%	10.71%	(0.06)	0.16
IRS	Discounted Cash Flows	Swap Rate	7.4% - 7.9%	(2.64)%	(0.16)	0.07
IRS	Forward Estimation	Prepayment rate	6% - 12%	9.00%	—	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.50%	(0.13)	0.07
IRS	Others	Others	n.a.	n.a.	(1.40)	1.40
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(9.55)	9.55
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.16)	0.31
At Fair Value through P&L
Loans and advances to customers
Mortgage portfolio	Black Scholes model	Growth rate	0% - 5%	2.50%	(2.33)	2.33
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.67%	(0.26)	0.26
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0% - 10%	8.33%	(5.92)	29.58
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.28)	1.28
Mandatorily Fair Value through P&L
Loans and advances to customers
Loans	Discounted Cash Flows	Margin of a reference portfolio	-1bp-1bp	1bp	(1.38)	3.09
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	-1bp-1bp	1bp	(0.56)	0.60
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(105.26)	105.26
At Fair Value through OCI
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(3.90)	—
Loans	Discounted Cash Flows	Interest rate curve	-0.1%-0.1%	0.12%	(0.14)	0.14

Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.67%	(0.26)	0.26
Debt securities
Government debt	Discounted Cash Flows	Interest rate	1.2% - 1.4%	0.10%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(106.40)	106.40
Held for trading (Liabilities)
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.73%	—	—
EQ Options	Option pricing model	Correlations	(100)% - 100%	100.00%	(0.04)	0.04
FX Options	FX option pricing model	Volatility	2Vegas - 13.4Vegas	12.26%	—	0.01
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.80)	2.80
IRS	Forward estimation	Prepayment rate	6% - 12%	9.00%	—	—

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as Level 3 in the first six months of 2021 were as follows:

	01-01-2021	Changes						30-06-2021
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	740	67	(91)	(51)	—	(59)	5	611
Debt instruments	7	17	(2)	(3)	—	—	—	19
Equity instruments	3	—	(1)	1	—	—	—	3
Trading derivatives	730	50	(88)	(49)	—	(59)	5	589
Swaps	272	5	(12)	(29)	—	(1)	(2)	233
Exchange rate options	22	14	(27)	24	—	—	—	33
Interest rate options	241	7	(39)	(24)	—	—	—	185
Index and securities options	94	11	(4)	20	—	(59)	4	66
Other	101	13	(6)	(40)	—	1	3	72
Trading financial assets at fair value through profit or loss	649	53	(127)	35	—	(163)	31	478
Credit institutions	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	—	17
Debt instruments	467	53	(125)	35	—	—	31	461
Non-trading financial assets mandatorily at fair value through profit or loss	934	97	(114)	7	—	515	30	1,469
Loans and advances to customers	295	56	(71)	(18)	—	—	4	266
Debt instruments	134	—	(11)	6	—	12	9	150
Equity instruments	505	41	(32)	19	—	503	17	1,053
Financial assets at fair value through other comprehensive income	6,220	2,941	(2,825)	—	(127)	(260)	27	5,976
Loans and advances to customers	4,792	2,865	(2,782)	—	(18)	(192)	3	4,668
Debt instruments	206	74	(25)	—	40	(68)	17	244
Equity instruments	1,222	2	(18)	—	(149)	—	7	1,064
TOTAL ASSETS	8,543	3,158	(3,157)	(9)	(127)	33	93	8,534
Financial liabilities held for trading	295	27	(27)	(23)	—	(25)	9	256
Trading derivatives	295	27	(27)	(23)	—	(25)	9	256
Swaps	81	3	(3)	(19)	—	(4)	(1)	57
Exchange rate options	1	—	—	21	—	—	1	23
Interest rate options	49	6	(13)	(6)	—	—	—	36
Index and securities options	97	16	(4)	34	—	(21)	10	132
Interest rate and equity futures	2	—	(2)	—	—	—	—	—
Others	65	2	(5)	(53)	—	—	(1)	8
Financial liabilities designated at fair value through profit or loss	610	—	—	25	—	(289)	21	367
TOTAL LIABILITIES	905	27	(27)	2	—	(314)	30	623

Schedule of sovereign risk
The detail at 30 June 2021 and 31 December 2020, by type of financial instrument, of Grupo Santander credit institutions’ sovereign risk exposure to Europe’s peripheral countries and of the short positions exposed to them, taking into consideration the scope established by the European Banking Authority (EBA) in the analyses performed on the capital needs of European credit institutions (See Note 50 to the consolidated annual accounts for 2020), is as follows:

Sovereign risk by country of issuer/borrower at 30 June 2021 (*)
	EUR million
	Debt instruments							MtM Derivatives (***)
	Financial assets held for trading and Financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	7,427	(5,146)	2,928	—	1,010	13,022	19,241	326	—
Portugal	243	(205)	2,299	—	547	4,231	7,115	—	—
Italy	1,765	(1,171)	3,882	—	51	17	4,544	1	(1)
Ireland	—	—	—	—	—	—	—	—	—
(*)    Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 13,450 million (of which EUR 11,804 million, EUR 1,164 million, EUR 470 million and EUR 12 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments – amounting to EUR 4,989 million (of which EUR 4,649 million, EUR 286 million and EUR 54 million to Spain, Portugal and Italy, respectively).
(**)    Presented without taking into account the valuation adjustments recognised (EUR 17 million).
(***)    "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2020 (*)
	EUR million
	Debt instruments							MtM Derivatives (***)
	Financial assets held for trading and Financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	9,765	(5,665)	7,048	—	993	12,104	24,245	546	—
Portugal	202	(582)	4,148	—	631	4,331	8,730	—	—
Italy	556	(307)	2,468	—	1,277	21	4,015	1	(1)
Ireland	—	—	—	—	—	—	—	—	—
(*) Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 14,241 million (of which EUR 12,571 million, EUR 1,281 million, EUR 387 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure different to derivatives – contingent liabilities and commitments – amounting to EUR 6,134 million (EUR 5,509 million, EUR 345 million and EUR 280 million to Spain, Portugal and Italy, respectively).
(**)    Presented without taking into account the valuation adjustments recognised (EUR 23 million).
(***)"Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Schedule of other counterparties risk
The detail of Grupo Santander’s other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at 30 June 2021 and 31 December 2020 is as follows:

Exposure to other counterparties by country of issuer/borrower at 30 June 2021 (*)
	EUR million
			Debt instruments						Derivatives (***)
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and Financial assets designated at FVTPL	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	68,708	3,574	456	903	82	490	202,824	277,037	1,213	(2)
Portugal	6,922	0	187	29	—	2,955	35,647	45,740	520	—
Italy	321	7,340	342	553	—	147	14,794	23,497	510	(4)
Greece	—	—	—	—	—	—	18	18	—	—
Ireland	—	176	68	2,756	591	734	11,556	15,881	127	—
(*)    Also, Grupo Santander has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 77,418 million, EUR 8,392 million, EUR 6,318 million and EUR 975 million to counterparties in Spain, Portugal, Italy and Ireland, respectively.
(**)    Presented without taking into account valuation adjustments or impairment corrections (EUR 8,084 million).
(***)“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2020 (*)
	EUR million
			Debt instruments						Derivatives (***)
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and Financial assets designated at FVTPL	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	62,023	3,837	619	943	2	24	203,226	270,674	2,581	(4)
Portugal	3,937	—	140	22	—	2,933	34,935	41,967	685	—
Italy	10	7,098	425	493	—	129	13,437	21,592	1,001	(4)
Greece	—	—	—	—	—	—	14	14	—	—
Ireland	—	—	22	2,337	556	9	10,523	13,447	153	—
(*)    Also, Grupo Santander has off-balance-sheet exposure other than derivatives - contingent liabilities and commitments- amounting to EUR 76,377 million, EUR 8,591 million, EUR 4,173 million, EUR 200 million and EUR 797 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.
(**)    They are presented without taking into account valuation adjustments or impairment corrections (EUR 8,129 million).
(***)“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Schedule of credit default swaps
Following is certain information on the notional amounts of the CDSs detailed in the foregoing tables at 30 June 2021 and 31 December 2020:

30-06-2021
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	611	315	296	(14)	12	(2)
Portugal	Sovereign	—	—	—	—	—	—
	Other	52	—	52	—	—	—
Italy	Sovereign	327	205	122	(2)	1	(1)
	Other	220	110	110	(5)	1	(4)
Greece	Sovereign	—	—	—	—	—	—
	Other	—	—	—	—	—	—
Ireland	Sovereign	—	—	—	—	—	—
	Other	—	6	(6)	—	—	—

31-12-2020
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	546	273	273	(13)	9	(4)
Portugal	Sovereign	—	—	—	—	—	—
	Other	52	—	52	—	—	—
Italy	Sovereign	326	206	120	(3)	2	(1)
	Other	220	11	209	(4)	—	(4)

Schedule of changes in loss allowance and gross carrying amount
The following is the movement that has taken place, during the six-month periods ended 30 June 2021 and 2020, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2021	30-06-2020
Balance as at beginning of period	23,849	22,713

Impairment losses charged to income for the period	4,384	7,441
Of which:
Impairment losses charged to income	9,778	12,616
Impairment losses reversed with a credit to income	(5,394)	(5,175)
Write-off of impaired balances against recorded impairment allowance	(4,353)	(5,183)
Exchange differences and other	(57)	(1,716)

Balance as at end of period	23,823	23,255

Of which, relating to:
Impaired assets	14,101	13,571
Other assets	9,722	9,684

Of which:
Individually calculated	3,077	3,358
Collectively calculated	20,746	19,897
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2021 and 30 June 2020:

	EUR million
	30-06-2021
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	4,252	5,672	13,647	23,571
Transfers between stages	(474)	747	2,273	2,546
Variation due to credit risk	473	(904)	2,269	1,838
Write-offs	—	—	(4,353)	(4,353)
Exchange differences and other	(104)	33	(2)	(73)
Carrying amount at end of period	4,147	5,548	13,834	23,529

	EUR million
	30-06-2020
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,835	4,474	13,933	22,242
Transfers between stages	(722)	694	2,622	2,594
Variation due to credit risk	2,328	(327)	2,911	4,912
Write-offs	—	—	(5,057)	(5,057)
Exchange differences and other	(333)	(290)	(1,093)	(1,716)
Carrying amount at end of period	5,108	4,551	13,316	22,975
The table below shows the changes of these balances during the first six months of 2021:

Million euros
Carrying amount	30-06-2021
Beginning balances	20,997
Refinancing and restructuring of the period	10,543
Memorandum items: impact recorded in the income statement for the period	1,078
Debt repayment	(2,659)
Foreclosures	(161)
Derecognised from the consolidated balance sheet	(537)
Other variations	(436)
Balances at end of year	27,747

Disclosure of concentrations
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2021 and 31 December 2020:

	EUR million
	30-06-2021				31-12-2020
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	111,684	29	101	111,814	118,150	6	50	118,206
Debt instruments	103,554	1	6	103,561	108,903	6	6	108,915
Loans and advances	8,130	28	95	8,253	9,247	—	44	9,291
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	8,130	28	95	8,253	9,247	—	44	9,291
Financial assets at amortised cost	927,729	66,964	32,045	1,026,738	884,892	66,170	30,670	981,732
Debt instruments	28,773	118	435	29,326	25,889	66	395	26,350
Loans and advances	898,956	66,846	31,610	997,412	859,003	66,104	30,275	955,382
Central Banks	13,548	—	—	13,548	12,499	—	—	12,499
Credit institutions	40,142	—	—	40,142	37,845	—	1	37,846
Customers	845,266	66,846	31,610	943,722	808,659	66,104	30,274	905,037
Total	1,039,413	66,993	32,146	1,138,552	1,003,042	66,176	30,720	1,099,938

Schedule of regulatory capital
Capital ratio

	30-06-2021	31-12-2020
Capital coefficients
Level 1 ordinary eligible capital (million euros)	70,864	69,399
Level 1 additional eligible capital (million euros)	9,109	9,102
Level 2 eligible capital (million euros)	12,567	12,514
Risk-weighted assets (million euros)	584,999	562,580
Level 1 ordinary capital coefficient (CET 1)	12.11%	12.34%
Level 1 additional capital coefficient (AT1)	1.56%	1.61%
Level 1 capital coefficient (TIER1)	13.67%	13.95%
Level 2 capital coefficient (TIER 2)	2.15%	2.23%
Total capital coefficient	15.82%	16.18%

Schedule of leverage capital and ratios	Leverage

	30-06-2021	31-12-2020
Leverage
Tier 1 capital (million euros)	79,973	78,501
Exposure (million euros)	1,545,183	1,471,480
Leverage ratio	5.18%	5.33%

Real Estate Operations in Spain Segment
Credit risk
Schedule of exposure to risk
At 30 June 2021 and 31 December 2020 the financing amount related to construction and real estate business in Spain amounted to EUR 2,701 million and EUR 2,801 million net of allowances, respectively.

	30-06-2021
Million euros	Gross Amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,772	386	71
Of which: watchlist/ impaired	189	38	54
Memorandum items: Written-off assets	844

	31-12-2020
Million euros	Gross Amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,871	397	70
Of which: watchlist/ impaired	176	20	58
Memorandum items: Written-off assets	924

	30-06-2021	31-12-2020
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	239,941	237,165
Total consolidated assets (Total business) (book value)	1,568,636	1,508,250
Impairment losses and provision for exposure classified as normal (business in Spain)	1,560	1,591

Disclosure of concentrations
At the end 30 June 2021 and 31 December 2020 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2021	31-12-2020
1. Without mortgage guarantee	183	164
2. With mortgage guarantee	2,589	2,707
2.1 Completed buildings	1,445	1,454
2.1.1 Residential	866	844
2.1.2 Other	579	610
2.2 Buildings and other constructions under construction	1,082	1,185
2.2.1 Residential	1,038	1,124
2.2.2 Other	44	61
2.3 Land	62	68
2.3.1 Developed consolidated land	41	44
2.3.2 Other land	21	24
Total	2,772	2,871

Foreclosed Properties
Credit risk
Schedule of exposure to risk
The following table shows the breakdown at 30 June 2021 and 31 December 2020 of the foreclosed assets for the Spanish business:

	30-06-2021
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,649	3,490	2,517	3,159
Of which:
Completed Buildings	2,075	823	625	1,252
Residential	554	182	131	372
Other	1,521	641	494	880
Buildings under construction	90	26	17	64
Residential	90	26	17	64
Other	—	—	—	—
Land	4,484	2,641	1,875	1,843
Developed Land	1,578	850	522	728
Other land	2,906	1,791	1,353	1,115
Property assets from home purchase mortgage loans to households	884	304	201	580
Other foreclosed property assets	221	95	69	126
Total property assets	7,754	3,889	2,787	3,865

	31-12-2020
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,810	3,568	2,563	3,242
Of which:
Completed Buildings	2,140	846	644	1,294
Residential	527	171	130	356
Other	1,613	675	514	938
Buildings under construction	178	70	36	108
Residential	178	70	36	108
Other	—	—	—	—
Land	4,492	2,652	1,883	1,840
Developed Land	1,656	888	559	768
Other land	2,836	1,764	1,324	1,072
Property assets from home purchase mortgage loans to households	892	305	200	587
Other foreclosed property assets	235	102	71	133
Total property assets	7,937	3,975	2,834	3,962

Home purchase loans
Credit risk
Schedule of exposure to risk
Home purchase loans granted to families in Spain on 30 June 2021 amounted to EUR 60,462 million (EUR 59,605 million at 31 December 2020). Of which mortgage guarantees are 99.35%.

	Million euros
	30-06-2021		31-12-2020
	Gross Amount	Of which: Impaired	Gross Amount	Of which: Impaired
Home purchase loans to families	60,462	1,827	59,605	1,850
- Without mortgage guarantee	396	82	387	75
- With mortgage guarantee	60,066	1,745	59,218	1,775

Home purchase loans | Spain
Credit risk
Disclosure of concentrations

	30-06-2021
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	TOTAL
Gross amount	15,759	18,383	18,408	4,920	2,596	60,066
Of which: watchlist /impaired	170	218	304	307	746	1,745

	31-12-2020
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	TOTAL
Gross amount	15,570	18,028	17,585	5,205	2,830	59,218
Of which: watchlist /impaired	170	222	318	305	760	1,775

Refinancing and restructured transactions
Credit risk
Schedule of exposure to risk

	30-06-2021
	Total							Of which: Impaired
	Without real guarantee		With real guarantee					Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	27	20	17	6	4	—	1	7	1	11	2	2	—	1
Other financial institutions and: individual shareholder	797	37	599	211	100	87	27	325	18	393	72	57	11	24
Non financial institutions and individual shareholder	221,539	10,579	49,625	10,036	6,320	1,217	4,668	100,297	3,737	34,456	6,367	3,997	425	4,188
Of which: Financing for constructions and property development	7,543	133	1,276	621	408	35	222	3,901	45	811	411	218	31	201
Other warehouses	2,902,894	4,397	433,415	10,825	6,335	2,925	3,668	1,420,116	1,825	135,971	3,812	2,703	311	2,263
Total	3,125,257	15,033	483,656	21,078	12,759	4,229	8,364	1,520,745	5,581	170,831	10,253	6,759	747	6,476
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—